Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Segment Reporting Information [Line Items]
Net Revenue	$ 316,789		$ 252,333
Ireland
Segment Reporting Information [Line Items]
Net Revenue	60,994	[1]	28,995	[1]
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	85,036		86,044
U.S.
Segment Reporting Information [Line Items]
Net Revenue	135,475		107,747
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 35,284		$ 29,547

[1]	All sales shown for Ireland are export sales.